SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF SHARES SUBJECT TO POSSIBLE REDEMPTION

As of December 31, 2023 and December 31, 2022, ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$66,000,000
Proceeds allocated to public rights	(1,056,000)
Offering costs allocated ordinary shares subject to redemption	(4,755,805)
Remeasurement of ordinary shares subject to redemption	7,624,825
Ordinary shares subject to possible redemption – December 31, 2022	$67,813,020
Remeasurement of ordinary shares subject to redemption	4,752,374
Ordinary shares subject to possible redemption – December 31, 2023	$72,565,394

SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER ORDINARY SHARE

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Ordinary shares subject to redemption
Numerator: Allocation of net income	$1,784,469	159,314
Denominator: Basic and diluted weighted average shares outstanding	6,600,000	1,341,758
Basic and diluted net income per share	$0.27	$0.12

Ordinary shares not subject to redemption
Numerator: Allocation of net income	$634,835	$221,497
Denominator: Basic and diluted weighted average shares outstanding	2,347,986	1,865,478
Basic and diluted net income per share	$0.27	$0.12